RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Payments made for consulting services	$ 255,563	$ 197,634	$ 393,341	$ 353,253
Consulting services
Related Party Transaction [Line Items]
Payments made for consulting services	$ 259,745	$ 123,756	$ 322,639	$ 231,354